Critical accounting estimates, assumptions and judgements (Details Narrative) - USD ($)	Dec. 31, 2023	Dec. 04, 2023	Aug. 14, 2023	Aug. 04, 2023	Jul. 27, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Property, plant and equipment	$ 21,786,365					$ 22,493,283
Inventories	64,184					221,151
Trade receivables	461,497					389,648
Intangible assets, net	$ 2,381,465					$ 1,845,912
Number of shares issued	12,683,039					10,000
Prepaid Forward Purchase Agreement	$ 969
Forward purchase agreement [member]
IfrsStatementLineItems [Line Items]
Ownership interest percentage					50.00%
Forward purchase agreement [member] | Vellar Opportunities Fund Master, Ltd [member]
IfrsStatementLineItems [Line Items]
Number of shares issued			1,268,085		931,915
Forward purchase agreement [member] | Vellar Opportunities Fund Master, Ltd [member] | Class A Common Stock [member]
IfrsStatementLineItems [Line Items]
Number of shares issued					4,400,000
Forward purchase agreement [member] | ACM ARRT K LLC [member]
IfrsStatementLineItems [Line Items]
Number of shares issued		1,050,000		550,000	550,000
Forward purchase agreement [member] | ACM ARRT K LLC [member] | Class A Common Stock [member]
IfrsStatementLineItems [Line Items]
Number of shares issued					500,000